Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Commitment And Contingencies [Line Items]
Operating leases rent expenses, continuing operations	$ 3,904	$ 3,346	$ 2,844
Operating leases rent expenses, discontinued operations		$ 314	$ 750